CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
Assets
Cash, cash equivalents and short-term securities	$ 12,278	$ 13,527
Debt securities	88,727	89,089
Equity securities	9,113	6,631
Mortgages and loans	51,692	49,946
Derivative assets	1,583	2,160
Other invested assets	8,759	5,778
Policy loans	3,261	3,265
Investment properties	9,109	7,516
Invested assets	184,522	177,912
Other assets	5,434	5,152
Reinsurance assets	3,683	3,843
Deferred tax assets	1,848	1,634
Intangible assets	3,370	2,477
Goodwill	6,517	6,072
Total general fund assets	205,374	197,090
Investments for account of segregated fund holders	139,996	125,921
Total assets	345,370	323,011
Liabilities
Insurance contract liabilities	147,811	145,773
Investment contract liabilities	3,368	3,189
Derivative liabilities	1,392	1,744
Deferred tax liabilities	322	383
Other liabilities	17,783	14,858
Senior debentures	200	500
Subordinated debt	6,425	4,781
Total general fund liabilities	177,301	171,228
Insurance and investment contracts for account of segregated fund holders	139,996	125,921
Total liabilities	317,297	297,149
Equity
Issued share capital and contributed surplus	10,615	10,591
Shareholders’ retained earnings and accumulated other comprehensive income	15,699	13,878
Total shareholders’ equity	26,314	24,469
Participating policyholders’ equity	1,700	1,368
Non-controlling interests’ equity	59	25
Total equity	28,073	25,862
Total liabilities and equity	$ 345,370	$ 323,011
Exchange rates at the end of the reporting periods (in USD per share) | $ / shares	1.26	1.27